Other Receivables and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets consisted of the following:

	April 30, 2026	October 31, 2025
Deposit	$23,380	$27,780
Other receivables	593,292	623,472
VAT deductibles	21,472	45,863
Export tax rebate receivable	36,537	39,818
Cash advanced to employees	23,206	334,550
Advances to suppliers	7,534,664	3,931,712
Others	1,950	472
Total other receivables and other current assets	$8,234,501	$5,003,667

Other receivables and other current assets consisted of the following:

	October 31, 2025	October 31, 2024
Deposit	$18,879	$26,935
Other receivables	632,373	13,087
VAT deductibles	45,863	140,944
Export tax rebate receivable	39,818	75,639
Cash advanced to employees	334,550	51,343
Advances to suppliers	3,931,712	7,144,369
Others	472	—
Total prepayments and other current assets	$5,003,667	$7,452,317